Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 27, 2018	May 31, 2016	May 31, 2019	May 31, 2026	May 31, 2017	May 31, 2020	May 31, 2018	May 31, 2021	May 31, 2019	May 31, 2022	May 31, 2020	May 31, 2023	May 31, 2021	May 31, 2024	May 31, 2022	May 31, 2025	May 31, 2023	May 31, 2026	May 31, 2024	May 31, 2025	May 31, 2026
C000069624
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		$ 10,000			$ 10,094		$ 10,276		$ 10,767		$ 10,900		$ 11,834		$ 11,085		$ 11,146		$ 11,570	$ 11,775	$ 12,619
C000028619
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,697			9,764		9,915		10,366		10,465		11,334		10,590		10,622		11,000	11,167	11,935
C000028621
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			9,985		10,063		10,458		10,473		11,248		10,439		10,383		10,679	10,770	11,407
C000082629
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			10,139		10,622		11,329		11,056		12,902		11,930		11,523		11,927	12,314	13,340
C000082627
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,701			9,811		10,252		10,900		10,609		12,349		11,400		10,983		11,343	11,670	12,608
C000082628
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			10,038		10,421		11,004		10,624		12,274		11,235		10,743		11,018	11,263	12,069
C000206561
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value	$ 10,000		$ 10,625			$ 10,382		$ 12,115		$ 11,204		$ 10,823		$ 11,192		$ 11,555		$ 12,518
C000069625
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			10,124		10,300		10,838		10,980		11,888		11,148		11,098		11,456	11,692	12,531
C000028628
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,696			9,792		9,937		10,432		10,540		11,383		10,649		10,574		10,890	11,075	11,850
C000028630
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			10,024		10,096		10,528		10,551		11,311		10,501		10,349		10,585	10,685	11,341
C000069626
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			10,125		10,247		10,796		10,751		11,762		11,049		10,982		11,312	11,518	12,346
C000028631
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,696			9,793		9,886		10,392		10,321		11,263		10,554		10,464		10,753	10,922	11,674
C000028633
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			10,025		10,034		10,477		10,320		11,179		10,407		10,240		10,440	10,536	11,171
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432	11,664	12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432	11,664	12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432	11,664	12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432	11,664	12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432	11,664	12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432	11,664	12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,647			$ 11,071		$ 11,595		$ 10,807		$ 10,860		$ 11,151		$ 11,377		$ 12,136
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432	11,664	12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432	11,664	12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432	11,664	12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432	11,664	12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432	11,664	12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		$ 10,000			$ 10,146		$ 10,259		$ 10,916		$ 11,350		$ 11,888		$ 11,080		$ 11,134		$ 11,432	$ 11,664	$ 12,442